Deferred initial public offering (“IPO”) costs	12 Months Ended
Apr. 30, 2025
Deferred Initial Public Offering Ipo Costs
Deferred initial public offering (“IPO”) costs

6. Deferred initial public offering (“IPO”) costs

IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering. These costs include professional fees that are directly attributable to the preparation of the Group’s proposed SEC filing such as legal fees, counsel fees, consulting fees, and related costs. As of April 30, 2025, the accumulated deferred IPO cost was SGD1,049,720 (USD804,139).